UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

 (Address of principal executive offices)

(Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900,

New York, NY 10019

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

				Schedule of Investments
				September 30, 2007 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Beverages & Food
13,700	Farmer Brothers Co.	274,862	340,856	0.65%

Business Development Cos.
89,130	Brantley Capital Corp. *	179,912	236,195
124,500	MVC Capital, Inc.	1,318,678	2,306,985
52,800	PDI, Inc. *	497,514	548,064
		1,996,104	3,091,244	5.89%

Business Services
1,460,983	Sielox, Inc.*	508,452	452,904	0.86%

Conglomerate
440,268	Argan, Inc. *	1,900,582	4,402,680
87,231	Regency Affiliates, Inc. *	504,739	444,878
14,400	United Capital Corp. *	316,779	381,600
369,672	WHX Corp. *	2,979,486	2,772,540
17,400	McRae Industries, Inc.	194,930	232,290
		5,896,516	8,233,988	15.69%

Electric Housewares & Fans
2,200	National Presto Industries, Inc.	89,068	116,600	0.22%

Financial Services
330,845	BKF Capital Group, Inc.*	1,200,242	794,028
507,840	Cadus Corp. *	821,626	924,269
88,500	Cosine Communications, Inc.*	214,095	253,995
118,900	Kent Financial Services, Inc. *	269,562	241,367
37,250	Novt Corp. *	105,219	93,125
11,400	Safety Insurance Group,Inc.	401,655	409,716
6,850	Webfinancial Corp. *	62,599	98,640
20	Wesco Financial Corp.	7,811	7,960
		3,082,809	2,823,100	5.38%

Furniture & Fixtures
13,900	Reconditioned Systems, Inc.	24,981	45,870	0.09%

Industrial Instruments For Measurement, Display, and Control
75,100	Electro-Sensors, Inc.	307,988	440,837	0.84%

IT Services
400,000	New Horizons Worldwide Inc.*	224,000	680,000
96,000	Technology Solutions Co. *	785,282	480,000
		1,009,282	1,160,000	2.21%

Healthcare Products/Equipment
21,600	Allied Healthcare Products, Inc. *	106,121	146,016
37,700	Genitope Corp.*	130,329	168,896
		236,450	314,912	0.60%

News Paper Publishing & Printing
20,700	McClatchy Co.	559,497	413,586	0.79%

Mailboxes & Lockers
77,200	American Locker Group, Inc. *	459,549	397,580	0.76%

Optical Instruments & Lenses
263,800	Meade Instruments Corp.*	535,009	530,238	1.01%

Plastic Products
86,400	Peak International, Ltd. *	246,359	234,144	0.45%

Prepackaged Software
119,000	SYS *	234,077	285,600	0.54%

Ship & Boat Building & Repairing
306,722	Conrad Industries, Inc. *	516,344	5,290,955	10.08%

Real Estate Investment Trusts
382	USA Real Estate Investors Trust *	187,614	187,944	0.36%

Telecommunications
252,200	NMS Communications Corp. *	418,108	310,206	0.59%

Textile Mill Products
7,400	International Textil Group, Inc.*	54,108	42,920	0.08%

Total for Common Stock		$ 16,637,174	$ 24,713,483	47.11%

Convertible Preferreds
39,500	Ameritrans Capital Corp. Pfd	457,095	507,180
49,462	Aristotle Corp. Convertible Pfd - I	289,452	400,642

Total for Convertible Preferred Stock		$ 746,547	$ 907,822	1.73%

Put Contracts
24,000	Financial Select Sector Jan '08 *	120,960	47,280
37,500	Financial Select Sector Jan '09 *	124,313	127,500
19,500	Ishares Russell 2000 Index Jan '08 *	267,875	76,050
6,000	Ishares Russell 2000 Index Jan '09 *	111,900	75,000

Total for Put Contracts		$ 625,048	$ 325,830	0.62%

SHORT TERM INVESTMENTS
Money Market Fund
26,718,027	First American Government Obligation Fund Cl Y 4.60% **	26,718,027	26,718,027

Total for Short Term Investments		$ 26,718,027	$ 26,718,027	50.93%

	Total Investments	$ 44,726,796	$ 52,665,162	100.38%

	Liabilities in excess of other Assets		(201,507)	(0.38)%

	Net Assets		$ 52,463,655	100.00%

* Non-Income producing securities.
** Dividend Yield

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $44,726,796 amounted to $7,838,366, which consisted of aggregate gross unrealized appreciation of $9,667,889 and aggregate gross unrealized depreciation of $1,829,523.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date November 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date November 7, 2007

* Print the name and title of each signing officer under his or her signature.